SUBSEQUENT EVENTS (Narrative) (Details) ₪ in Thousands	Jan. 31, 2023 ILS (₪)
Roseman Engineering Ltd. and Roseman Holdings Ltd
Disclosure of non-adjusting events after reporting period [line items]
Gross amount of consideraion paid	₪ 15,000
Roseman Holdings Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of purchase price attributed	12.00%
Roseman Engineering Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of purchase price attributed	88.00%